FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Capital Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Sep. 10, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Capital Management [Abstract]
Total equity	$ 77,090		$ 60,575	$ 16,323	$ 16,906
Project Loan Facility [Member]
Capital Management [Abstract]
Debt instrument, basis spread on variable rate	9.50%
Macquarie Bank Limited [Member] | Project Loan Facility [Member]
Capital Management [Abstract]
Borrowing capacity	$ 21,700		$ 21,700
Macquarie Bank Limited [Member] | PLF Tranche 1 [Member] | Subsequent Events [Member]
Capital Management [Abstract]
Loan facility drawn down		$ 15,000
Macquarie Bank Limited [Member] | PLF Tranche 2 [Member]
Capital Management [Abstract]
Borrowing capacity	$ 6,700
LIBOR [Member]
Capital Management [Abstract]
Debt instrument term of basis spread on variable rate	3 months
LIBOR [Member] | Project Loan Facility [Member]
Capital Management [Abstract]
Debt instrument, basis spread on variable rate	10.50%